Financial Instruments - Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
NTD [Member] | Financial liabilities [Member]
IFRS Statement [Line Items]
Foreign currency	$ 3,450,959	$ 1,084,594
Exchange rate	27.68	28.48
Functional currency	$ 124,672	$ 38,083
NTD [Member] | Financial assets [Member]
IFRS Statement [Line Items]
Foreign currency	$ 447,596	$ 155,418
Exchange rate	27.68	28.48
Functional currency	$ 16,170	$ 5,457
CNY [Member] | Financial assets [Member]
IFRS Statement [Line Items]
Foreign currency	$ 36,450	$ 35,630
Exchange rate	6.3941	6.5428
Functional currency	$ 5,701	$ 5,461
JPY [Member] | Financial liabilities [Member]
IFRS Statement [Line Items]
Foreign currency	$ 1,459,700	$ 632,215
Exchange rate	115.0936	103.0786
Functional currency	$ 12,683	$ 6,133